Financial risk - Banks’s liquidity reserves (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Disclosure of fair value measurement of assets [line items]
Balances with Federal Reserve of the United States of America	$ 1,201,101	$ 688,612
Cash and balances with other banks	9,900	157,396
Total Liquidity reserves	1,211,001	846,008
Fair Value
Disclosure of fair value measurement of assets [line items]
Balances with Federal Reserve of the United States of America	1,201,101	688,612
Cash and balances with other banks	9,900	157,396
Total Liquidity reserves	$ 1,211,001	$ 846,008